Fair Value of Financial Assets and Liabilities - Fair Value Measured of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 222,068	$ 251,366
Liabilities	(148,893)	(169,864)
Fair value measurement [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	1,092	1,934
Liabilities	(100)	(98)
Fair value measurement [Member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(208)
Fair value measurement [Member] | Commodity derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	108
Fair value measurement [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	1,091	1,829
Liabilities	108	(98)
Fair value measurement [Member] | Level 1 [member] | Commodity derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	108
Fair value measurement [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	1	$ 105
Liabilities	(208)
Fair value measurement [Member] | Level 2 [member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(208)
Fair value measurement [Member] | Marketable securities [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	1,091
Fair value measurement [Member] | Marketable securities [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	1,091
Fair value measurement [Member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	1
Fair value measurement [Member] | Foreign currency derivatives [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 1